Related party transactions (Tables)	3 Months Ended
Mar. 31, 2022
Related Party [Abstract]
Compensation expense of key management personnel
Compensation expense for the Company’s key management personnel for the three months ended March 31, 2022 and 2021 is as follows:

	Three months ended March 31,
	2022	2021
	$	$
Salaries and benefits	1,489	1,005
Share-based compensation	668	227
	2,157	1,232